Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

20. Quarterly Financial Data (unaudited)

The following table contains selected quarterly data for 2018 and 2017. The information should be read in conjunction with the Company’s financial statements and related notes included elsewhere in this report. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

Quarterly Financial Data (in thousands, except per share data):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2018
Revenue	$7,808	$9,744	$10,047	$15,531
Gross Margin	3,896	4,177	3,068	3,134
Operating Loss	(3,740)	(10,990)	(20,012)	(22,908)
Net loss	(5,181)	(12,833)	(18,699)	(31,010)
Net loss per share – basic and diluted	$(0.07)	$(0.17)	$(0.21)	$(0.33)
2017
Revenue	$5,027	$4,992	$5,406	$5,113
Gross Margin	2,768	2,708	2,967	2,934
Operating Loss	(388)	(2,316)	(2,182)	(2,612)
Net loss	(679)	(2,435)	(1,767)	(2,928)
Net loss per share – basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.04)